Leases - Disclosure of maturity analysis of finance lease payments receivable (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Finance lease payments receivable [Line Items]
Undiscounted lease receivable	$ 1,389
Unearned Finance income	103
Net investment in the lease	1,285
Less than one year
Finance lease payments receivable [Line Items]
Undiscounted lease receivable	513
One to two years
Finance lease payments receivable [Line Items]
Undiscounted lease receivable	523
Two to three years
Finance lease payments receivable [Line Items]
Undiscounted lease receivable	$ 353